UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           Centennial Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different


                         5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                   BEGINNING           ENDING            EXPENSES
                   ACCOUNT             ACCOUNT           PAID DURING
                   VALUE               VALUE             6 MONTHS ENDED
                   (7/1/04)            (12/31/04)        DECEMBER 31, 2004
--------------------------------------------------------------------------
Actual             $ 1,000.00          $ 1,004.10        $ 3.36
--------------------------------------------------------------------------
Hypothetical         1,000.00            1,021.78          3.39

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.67%
--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.3%
---------------------------------------------------------------------------------------------------------------------
ALABAMA--1.1%
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.18% 1                               $     545,000     $       545,000
---------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council IDV RB, IPC Aerospace Corp. Project,
Series 2000, 2.18% 1                                                                    2,800,000           2,800,000
---------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
Project, Series 1998, 2.23% 1                                                           3,300,000           3,300,000
---------------------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 2.04% 1,3                      4,950,000           4,950,000
---------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., AL Limited Obligation RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2477, 2.06% 1                                                6,955,000           6,955,000
                                                                                                      ---------------
                                                                                                           18,550,000

---------------------------------------------------------------------------------------------------------------------
ALASKA--2.3%
AK Export & IDAU RB, Reset Option Certificates II-R Trust,
Series 320, 2.043% 1,3                                                                 20,000,000          20,000,000
---------------------------------------------------------------------------------------------------------------------
North Slope Borough, AK GOB, Series B, 2.02% 1                                         15,900,000          15,900,000
---------------------------------------------------------------------------------------------------------------------
Valdez, AK Marine Terminal RRB, BP Pipelines, Inc. Project-C, 2.18% 1                   4,100,000           4,100,000
                                                                                                      ---------------
                                                                                                           40,000,000

---------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.05% 1            22,500,000          22,500,000
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.7%
ABAG FAU for NonProfit Corps., CA COP, Episcopal Homes
Foundation, Series 2000, 2.03% 1                                                        2,600,000           2,600,000
---------------------------------------------------------------------------------------------------------------------
Alameda/Contra Cost, CA School FAU COP, Capital Improvements
Financing Project, Series G, 2.13% 1                                                      545,000             545,000
---------------------------------------------------------------------------------------------------------------------
Alameda/Contra Cost, CA School FAU COP, Capital Improvements
Financing Project, Series H, 2.13% 1                                                    4,365,000           4,365,000
---------------------------------------------------------------------------------------------------------------------
CA Department of Water Resource Power Supply RB, Series B2, 2.25% 1                     2,800,000           2,800,000
---------------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-10, 2% 1                                              2,700,000           2,700,000
---------------------------------------------------------------------------------------------------------------------
CA GOB, Series 2003 A-1, 2.25% 1                                                        1,000,000           1,000,000
---------------------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 2.01% 1                          15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.15%, 6/15/05 2,3                      1,000,000           1,000,000
---------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Las Flores Apts. Project, Series 2004 JJ, 2.39%, 2/28/05 1,2            3,500,000           3,500,000
---------------------------------------------------------------------------------------------------------------------
Hayward, CA MH RB, Lord Tennyson Apts. Project, Series 2004A,
2.39%, 1/31/05 2                                                                        2,655,000           2,655,000
---------------------------------------------------------------------------------------------------------------------
Koch Certificates Trust, Series 1999-2, 2.04% 1,3                                      15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA Recreation Authority RB, Public Facilities,
Series 2000A, 2.03% 1                                                                  13,535,000          13,535,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
Series 1985, 2.03% 1                                                                    4,000,000           4,000,000
---------------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.02% 1,3                                  3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Oakland, CA Joint Powers FAU Lease RB, Series 1998, 1.95% 1                               300,000             300,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Orange Cnty., CA Transportation Authority Toll Road RB, Express Lanes,
Series B-2, 1.95% 1                                                                 $   1,700,000     $     1,700,000
---------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A, 1.98% 1                          1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 2.02% 1,3                                                                      4,350,000           4,350,000
---------------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 1.98% 1                                9,200,000           9,200,000
---------------------------------------------------------------------------------------------------------------------
Turlock, CA HF COP, Emanuel Medical Center, Inc., Series B, 1.96% 1                     4,000,000           4,000,000
---------------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvement Project, 2.06% 1                                   4,900,000           4,900,000
                                                                                                      ---------------
                                                                                                           97,650,000

---------------------------------------------------------------------------------------------------------------------
COLORADO--5.1%
Arapahoe Cnty., CO Senior MH RB, Centennial East Apts. Project,
2000 Series A-1, Trust Certificates, Series 2004-13, 2.29% 1,3                          3,108,000           3,108,000
---------------------------------------------------------------------------------------------------------------------
Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A, 2.02% 1                  2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, 2.14% 1                                  2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------
Castle Rock, CO MH RB, Castlegate Apt. Project, Trust Certificates,
Series 2004-1, 2.29% 1,3                                                               11,788,000          11,788,000
---------------------------------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1, CO RB, Series 2004, 2.02% 1                      12,000,000          12,000,000
---------------------------------------------------------------------------------------------------------------------
Central Platte Valley & Denver Cnty., CO Metro District GOB,
Series B, 2.30% 2                                                                       3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 2.10% 1                                          6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------
CO Educational & Cultural FA Public Radio RB, Community
Wireless Park City, 2.03% 1                                                               790,000             790,000
---------------------------------------------------------------------------------------------------------------------
CO HFA SFM RB, Series 2004B-4, Cl. I, 1.99%, 11/1/05                                    7,985,000           7,985,000
---------------------------------------------------------------------------------------------------------------------
Concord Metropolitan District, CO REF GO, Improvement Projects,
Series 2004, 2.25%, 12/1/05 2                                                           2,600,000           2,600,000
---------------------------------------------------------------------------------------------------------------------
E-470 Public Highway, CO RRB, Vehicle Registration Fee, 1.98% 1                         2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1,
Cl. A2, 2.14% 1,3                                                                       8,000,000           8,000,000
---------------------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2321, 2.08% 1,3                                              5,775,000           5,775,000
---------------------------------------------------------------------------------------------------------------------
Stapleton Business Center Metro District, CO RB, 2.09% 1                                7,550,000           7,550,000
---------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS BANs, 2.04% 1                                     2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series A, 2.326%, 12/1/05 2                  3,035,000           3,035,000
---------------------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB, Series 2004,
2.10%, 12/1/05 2                                                                        3,970,000           3,970,000
---------------------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series A, 2.30%, 12/1/05 2                        2,295,000           2,295,000
                                                                                                      ---------------
                                                                                                           86,896,000

---------------------------------------------------------------------------------------------------------------------
FLORIDA--7.6%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 2.05% 1                11,600,000          11,600,000
---------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Airport Systems RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2417, 2.04% 1,3                                              5,320,000           5,320,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.08% 1             $   2,805,000     $     2,805,000
---------------------------------------------------------------------------------------------------------------------
FL Gulf Coast University Financing Corp./Capital Improvement RB,
Series 2003, 2% 1                                                                       6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------
FL TUAU RB, Series A, ETET Series 96C0910, Cl. A, 2.04% 1,3                            14,850,000          14,850,000
---------------------------------------------------------------------------------------------------------------------
Highlands Cnty., FL HFAU RB, Adventist Health Systems Sunbelt,
Series 2004-AR2, 2% 1                                                                  15,500,000          15,500,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 96C0911, Cl. A, 2.04% 1,3                                                  17,795,000          17,795,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 97C0901, Cl. A, 2.04% 1,3                                                  17,795,000          17,795,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project,
Series 2003A, 2.22% 1                                                                   7,100,000           7,100,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project,
Series 2004, 1.93%, 7/27/05 2                                                           5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 2.06% 1,3                       9,985,000           9,985,000
---------------------------------------------------------------------------------------------------------------------
Lee Cnty., FL IDAU HCF RRB, Hope Hospice Project, Series 2004, 2.22% 1                  7,010,000           7,010,000
---------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Emerald Bay Club Apts., 2.02% 1                         6,500,000           6,500,000
---------------------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, 2.03% 1                            3,035,000           3,035,000
                                                                                                      ---------------
                                                                                                          130,295,000

---------------------------------------------------------------------------------------------------------------------
GEORGIA--8.1%
Augusta, GA WSS RB, Short Puttable Exempt Adjustable Receipts
DB-115, 2.03% 1,3                                                                       3,640,000           3,640,000
---------------------------------------------------------------------------------------------------------------------
Bibb Cnty., GA DAU RB, First Presbyterian Day School, 2% 1                              2,600,000           2,600,000
---------------------------------------------------------------------------------------------------------------------
Burke Cnty., GA DAU PC RRB, Oglethorpe Power Corp., 2.22% 1                             8,500,000           8,500,000
---------------------------------------------------------------------------------------------------------------------
Burke Cnty., GA DAU PC RRB, Oglethorpe Power Corp., Series A, 2.22% 1                   7,345,000           7,345,000
---------------------------------------------------------------------------------------------------------------------
Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14, 2.06% 1                            7,020,000           7,020,000
---------------------------------------------------------------------------------------------------------------------
Fayette Cnty., GA DAU RB, Catholic School Properties, Inc. Project,
Series 1999, 1.99% 1                                                                   11,850,000          11,850,000
---------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA HAU MH RB, Champions Green Apts. Project,
Series 1994-B, 2% 1                                                                     8,700,000           8,700,000
---------------------------------------------------------------------------------------------------------------------
Fulton, GA DAU RB, Woodard Academy, Inc. Project, 2% 1                                 10,200,000          10,200,000
---------------------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 2.04% 1,3                            11,880,000          11,880,000
---------------------------------------------------------------------------------------------------------------------
Gainesville, GA RED Authority Educational Facilities RB, Riverside
Military Project, 2% 1                                                                  3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Gainsville, GA RA EDLFA RRB, Riverside Military Project, 1.99% 1                        6,250,000           6,250,000
---------------------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 2.05% 1                                          6,090,000           6,090,000
---------------------------------------------------------------------------------------------------------------------
Gwinnett Cnty., GA HA RANs, Gwinnett Hospital System, Inc. Project,
Series 2004A, 2% 1                                                                     21,000,000          21,000,000
---------------------------------------------------------------------------------------------------------------------
Richmond Cnty., GA HA RANs, University Health Services, Inc. Project, 2% 1             21,995,000          21,995,000
---------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 2.10% 1,3                                     2,900,000           2,900,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
Valdosta/Lowndes Cntys., GA HA RB, South Georgia Medical Center
Project, Series 1998, 2% 1                                                          $   6,200,000     $     6,200,000
                                                                                                      ---------------
                                                                                                          139,170,000

---------------------------------------------------------------------------------------------------------------------
ILLINOIS--11.5%
Chicago, IL BOE GOUN, AAMC Series 2002-4, 2.04% 1,3                                     9,225,000           9,225,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 2.04% 1,3                                        10,975,000          10,975,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, Series 2004, 1.05%, 1/13/05 2                                          5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 2.04% 1,3                                         8,735,000           8,735,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 2.10% 1                                     1,000,000           1,000,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility, ETET Series 981303,
Cl. A, 2.04% 1,3                                                                       22,495,000          22,495,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL Water RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-030, 2.03% 1,3                                                                3,755,000           3,755,000
---------------------------------------------------------------------------------------------------------------------
Crestwood, IL HEAU RB, Trinity Christian College, Series 2003, 1.99% 1                  7,180,000           7,180,000
---------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 2.04% 1                                   14,370,000          14,370,000
---------------------------------------------------------------------------------------------------------------------
Elgin, IL RB, Harvest Christian Academy, 2.01% 1                                        4,715,000           4,715,000
---------------------------------------------------------------------------------------------------------------------
IL DFA RB, Jewish Federation of Chicago, Series 1999, 2% 1                              1,190,000           1,190,000
---------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000 , 2.10% 1                           3,400,000           3,400,000
---------------------------------------------------------------------------------------------------------------------
IL EDLFA RB, Field Museum Natural History, Series1998, 2% 1                             4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------
IL EDLFA RB, Pooled Finance Program, Series 95, 1.85%, 2/14/05                         12,000,000          12,000,000
---------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 2.05% 1                 6,725,000           6,725,000
---------------------------------------------------------------------------------------------------------------------
IL FAU RRB, Search Development Center, Inc. Project, Series 2004, 2% 1                  5,455,000           5,455,000
---------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1990, 1.70%, 2/24/05                        8,000,000           8,000,000
---------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.92%, 4/7/05                        22,000,000          22,000,000
---------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Rosalind Franklin University Medical Science, 1.98% 1                      25,000,000          25,000,000
---------------------------------------------------------------------------------------------------------------------
IL IDV FAU RB, Knead Dough Baking Project, 2.15% 1                                      1,580,000           1,580,000
---------------------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates Series 2004B, 2.03% 1,3       3,335,000           3,335,000
---------------------------------------------------------------------------------------------------------------------
Lombard, IL RB, Elmhurst Healthcare Project, Series 2004, 1.99% 1                       6,482,000           6,482,000
---------------------------------------------------------------------------------------------------------------------
Mundelein, IL IDV RRB, Town Line Road, Series 1992, 2% 1                                3,600,000           3,600,000
---------------------------------------------------------------------------------------------------------------------
Oak Forest, IL RB, Homewood Pool, Series 1989, 1.99% 1                                  4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, Kroger Co., 2.09% 1                                           800,000             800,000
                                                                                                      ---------------
                                                                                                          196,017,000

---------------------------------------------------------------------------------------------------------------------
INDIANA--2.8%
Goshen, IN ED RB, Goshen College Project, Series 2004, 2.02% 1                          3,280,000           3,280,000
---------------------------------------------------------------------------------------------------------------------
IN DFA Education Facilities RB, Indianapolis Museum of Art, Series 2004, 2% 1          12,000,000          12,000,000
---------------------------------------------------------------------------------------------------------------------
IN GOB, AAMC Series 2003-15, Single Asset Trust, 2.04%, 1/7/05 2,3                     14,200,000          14,200,000
---------------------------------------------------------------------------------------------------------------------
IN HFFAU Hospital RB, Community Hospitals Project, Series B, 2% 1                       2,400,000           2,400,000
---------------------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 2.04% 1,3                                    13,600,000          13,600,000


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INDIANA Continued
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
Harrison Military Base, 2.01% 1                                                     $   2,725,000     $     2,725,000
                                                                                                      ---------------
                                                                                                           48,205,000

---------------------------------------------------------------------------------------------------------------------
KANSAS--0.1%
Wyandotte Cnty., KS RB, Puttable Tax Exempt Receipts, Series 595, 2.03% 1,3             1,700,000           1,700,000
---------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.2%
Jackson/Clay/Magoffin Cntys., KY SFM RB, Series 2004A, 2.14% 1                         31,875,000          31,875,000
---------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 2.24% 1                                                                    5,000,000           5,000,000
                                                                                                      ---------------
                                                                                                           36,875,000

---------------------------------------------------------------------------------------------------------------------
LOUISIANA--7.5%
Jefferson Parish, LA Hospital Service District No. 001 RB, Putters
Series 522, 2.05% 1,3                                                                  22,000,000          22,000,000
---------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA SFM RB, Series B, 2.18%, 11/25/05 1,2                             16,724,132          16,724,132
---------------------------------------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 2.04% 1,3                                15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
LA Offshore Terminal Authority Deepwater Port RRB, Loop LLC Project,
Series 1999, 2% 1                                                                      16,400,000          16,400,000
---------------------------------------------------------------------------------------------------------------------
LA Offshore Terminal Authority Deepwater Port RRB, Loop LLC Project,
Series A, 2.22% 1                                                                       6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------
LA PFFAU RB, Pennington Medical Foundation Project, 2% 1                                9,950,000           9,950,000
---------------------------------------------------------------------------------------------------------------------
LA University & Mechanic College Auxillary RB, Series 2000, 2% 1                        2,535,000           2,535,000
---------------------------------------------------------------------------------------------------------------------
New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 2.26% 1             29,000,000          29,000,000
---------------------------------------------------------------------------------------------------------------------
St. James Parish, LA PC RRB, Texaco Project, Series A, 1.88%, 2/10/05 2                10,000,000          10,000,000
                                                                                                      ---------------
                                                                                                          127,609,132

---------------------------------------------------------------------------------------------------------------------
MARYLAND--0.2%
MD Health & HEFAU RRB, University of Maryland Medical System,
Series 2004A, 2% 1                                                                      4,000,000           4,000,000
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.9%
MA DFA RB, Third Sector New England, Series A, 2.01% 1                                  6,100,000           6,100,000
---------------------------------------------------------------------------------------------------------------------
MA DFA RB, YMCA of Greater Boston, Series A, 2.01% 1                                    8,000,000           8,000,000
---------------------------------------------------------------------------------------------------------------------
MA GOB, 2.01% 1                                                                         2,000,000           2,000,000
                                                                                                      ---------------
                                                                                                           16,100,000

---------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.1%
MI Job DAU RB, East Lansing Residence Associates Project, 1.75% 1                       1,900,000           1,900,000
---------------------------------------------------------------------------------------------------------------------
MI Multi-Modal GOB, Environmental Program, Series 2004A,
1.95%, 10/19/05 1,2                                                                    16,370,000          16,370,000
                                                                                                      ---------------
                                                                                                           18,270,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.7%
Fulda, MN ISD No. 505 GO Aid Anticipation Certificates of Indebtness,
Series A, 3%, 9/30/05                                                               $   1,100,000     $     1,110,057
---------------------------------------------------------------------------------------------------------------------
Hayfield, MN ISD No. 203 GO Aid Anticipation Certificates of
Indebtedness, Series A, 3%, 9/30/05                                                     1,000,000           1,009,520
---------------------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 2.04% 1,3                                         16,010,000          16,010,000
---------------------------------------------------------------------------------------------------------------------
Northfield, MN ISD No. 659 GO Aid Anticipation Certificates of
Indebtedness, Series C, 3%, 9/26/05                                                     4,950,000           4,995,652
---------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GO Aid Anticipation Certificates
of Indebtedness, Series 2004A, 3%, 9/12/05                                              5,900,000           5,955,581
                                                                                                      ---------------
                                                                                                           29,080,810

---------------------------------------------------------------------------------------------------------------------
MISSOURI--0.1%
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 2.03% 1                                                                    2,100,000           2,100,000
---------------------------------------------------------------------------------------------------------------------
NEVADA--2.2%
Clark Cnty., NV SDI GOLB, Puttable Floating Option Tax Exempt
Receipts, Series PT-2406, 2.03% 1,3                                                     5,910,000           5,910,000
---------------------------------------------------------------------------------------------------------------------
NV GOLB, SGMSTR Series 1997 SG114, 2.03% 1,3                                           15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 2.04% 1,3              16,090,000          16,090,000
                                                                                                      ---------------
                                                                                                           37,000,000

---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
NH H&EFA RB, Antioch University Issue, 2.03% 1                                          4,320,000           4,320,000
---------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.9%
Bernalillo Cnty., NM Gross Receipts Tax RRB, Macon Trust Variable
Certificates Series 2004B, 2.03% 1,3                                                    5,160,000           5,160,000
---------------------------------------------------------------------------------------------------------------------
NM Mortgage FAU SFM RB, Draw Down Issue 2004, 2.29%, 3/1/05 1,2                        20,000,000          20,000,000
---------------------------------------------------------------------------------------------------------------------
NM Region II Housing MH RB, Santa Fe Retirement Village Apts.,
Series A, 2.20%, 12/1/05 1,2                                                            7,500,000           7,500,000
                                                                                                      ---------------
                                                                                                           32,660,000

---------------------------------------------------------------------------------------------------------------------
NEW YORK--1.6%
NY MTAU Revenue BANs, Series CP-1A , 1.85%, 2/2/05                                      5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, 90 West Street Project, Series 2004 A, 1.95% 1                           1,700,000           1,700,000
---------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Gold Street, Series A, 1.95% 1                                             600,000             600,000
---------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.04% 1                                      2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.03% 1,3                             2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
NYS DA RB, PA-1088, 2.01% 1,3                                                           1,100,000           1,100,000
---------------------------------------------------------------------------------------------------------------------
NYS DA RRB, Municipal Securities Trust Receipts-CM C1B, 2% 1,3                            800,000             800,000
---------------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 2                                                    2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
NYS HFA RB, 10 Barclay Street, 2004 Series A, 2% 1                                      7,100,000           7,100,000
---------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.99% 1                        3,900,000           3,900,000
---------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series 1993A, 1.93% 1                                                        250,000             250,000


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYS UDC RB, SGMSTR Series 2003 SG163, 2.01% 1,3                                     $     500,000     $       500,000
                                                                                                      ---------------
                                                                                                           26,950,000

---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
NC Community HCF RB, Carolina Meadows, Inc., Project, 2.03% 1                           5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
OHIO--6.0%
Columbus, OH Regional AA Capital Funding RB, Municipal Pooled
Financing Program, 2.01% 1                                                              6,660,000           6,660,000
---------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 2.20%, 6/15/05 2                     2,220,000           2,220,000
---------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes Project,
Series A, 2.02% 1                                                                      11,000,000          11,000,000
---------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's Hospital &
Medical Center, Series 2000, 2.01% 1                                                   13,810,000          13,810,000
---------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's Hospital &
Medical Center, Series 2002-I, 2.01% 1                                                  5,800,000           5,800,000
---------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Elizabeth Gamble
Deaconess Home, Series 2002, 2.01% 1                                                   12,800,000          12,800,000
---------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Parking System RB, Series 2001, 2.01% 1                              7,755,000           7,755,000
---------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, Kroger Co., Series 2004, 2.09% 1                                    2,050,000           2,050,000
---------------------------------------------------------------------------------------------------------------------
OH Air Quality DAU RB, Ohio Edison Project, Series A, 1.98% 1                           3,500,000           3,500,000
---------------------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 2.01% 1                                                     15,400,000          15,400,000
---------------------------------------------------------------------------------------------------------------------
OH Water DAU RRB, 2.01% 1                                                              18,585,000          18,585,000
---------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, Kroger Co., Series 2004, 2.09% 1                               3,100,000           3,100,000
                                                                                                      ---------------
                                                                                                          102,680,000

---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.1%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 2.09% 1            670,000             670,000
---------------------------------------------------------------------------------------------------------------------
Harrisburg, PA School RB, SDI of Harrisburg, Series 2003, 1.99% 1                      24,675,000          24,675,000
---------------------------------------------------------------------------------------------------------------------
Lehigh Cnty., PA IDAU RB, Allentown Airport, 2.09% 1                                      310,000             310,000
---------------------------------------------------------------------------------------------------------------------
PA EDFAU RB, Series E1, 2.01% 1                                                         2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
PA EDFAU RB, Series E3, 2.01% 1                                                           900,000             900,000
---------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Mercyhurst College, Series 2001-I2, 2.01% 1                                2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------
PA Public School Buildings RB, MERLOTS Series 2003 A42, 1.80%, 7/27/05 1,2,3,4          3,795,000           3,795,000
---------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 2.04% 1                   885,000             885,000
                                                                                                      ---------------
                                                                                                           35,735,000

---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.0%
SC Assn. of Governmental Organizations COP, Series 2004, 2.75%, 4/15/05                10,000,000          10,034,306
---------------------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, WUREF Development LLC Project, Series A, 1.99% 1                       7,700,000           7,700,000
                                                                                                      ---------------
                                                                                                           17,734,306


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.3%
Chattanooga, TN Education, Housing HF RB, Tuff/Chattanooga
Housing Project, 1.99% 1                                                            $   1,555,000     $     1,555,000
---------------------------------------------------------------------------------------------------------------------
Clarksville, TN Public Building Authority RB, Pooled Financing-Tennessee
Municipal Bond Fund, 2.15% 1                                                              500,000             500,000
---------------------------------------------------------------------------------------------------------------------
Greenville, TN Education & HF Board RRB, Laughlin Memorial Hospital,
Inc. Project, Series 2004, 2% 1                                                        10,000,000          10,000,000
---------------------------------------------------------------------------------------------------------------------
Memphis/Shelby, TN IDV Board RB, YMCA Project, Series 2002, 2% 1                        8,145,000           8,145,000
---------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson Cnty., TN Health &
Education Board RB, Ascension Health, Series 2001B, 1.65%, 8/3/05 2                    14,000,000          14,000,000
---------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, Kroger Co., Series 2004, 2.09% 1                         4,500,000           4,500,000
                                                                                                      ---------------
                                                                                                           38,700,000

---------------------------------------------------------------------------------------------------------------------
TEXAS--9.5%
Boerne, TX ISD GOUN, Series DB-118, 2.03% 1,3                                          11,125,000          11,125,000
---------------------------------------------------------------------------------------------------------------------
Corsicana, TX ISD GOUN, Short Puttable Exempt Adjustable Receipts,
Series DB-111, 2.03% 1,3                                                                5,100,000           5,100,000
---------------------------------------------------------------------------------------------------------------------
Frisco, TX ISD REF GOB, Short Puttable Exempt Adjustable Receipts,
Series DB-106, 2.03% 1,3                                                                3,125,000           3,125,000
---------------------------------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.05%, 6/15/05 2                  7,125,000           7,125,000
---------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX HFDC RRB, Methodist Hospital, 2.20% 1                                  6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Toll Road RB, SGMSTR Series SG P-19, 2.14% 1,3                         1,620,000           1,620,000
---------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 2.03% 1,3                                22,600,000          22,600,000
---------------------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 2.04% 1,3                                     3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 1.75%, 9/9/05 2              11,500,000          11,500,000
---------------------------------------------------------------------------------------------------------------------
Leander, TX ISD GOUN, Puttable Floating Option Tax Exempt
Receipts, Series PT-2405, 2.03% 1,3                                                     5,315,000           5,315,000
---------------------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building Bond, Series 2003, 2% 1                               9,600,000           9,600,000
---------------------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS Series B11, 2.06% 1,3                  14,595,000          14,595,000
---------------------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 1.75%, 9/9/05 2                   15,700,000          15,700,000
---------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, Puttable Tax Exempt Receipts, Series 619, 2.03% 1,3              2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2004, 3%, 8/31/05                                               30,000,000          30,270,562
---------------------------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 2.03% 1,3                    11,000,000          11,000,000
---------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax Exempt
Receipts, Series 579, 2.03% 1                                                           2,840,000           2,840,000
                                                                                                      ---------------
                                                                                                          162,515,562

---------------------------------------------------------------------------------------------------------------------
UTAH--1.5%
Central UT Water Conservancy District REF GOLB, Series 2004B, 1.97% 1                  20,400,000          20,400,000
---------------------------------------------------------------------------------------------------------------------
Salt Lake Cnty., UT HAU MH RB, Crossroads Apts. Project, 2.01% 1                        4,435,000           4,435,000
                                                                                                      ---------------
                                                                                                           24,835,000


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.1%
Everett, WA Public Facilities District TANs & RANs, 1.82%, 2/11/05                  $  12,500,000     $    12,500,000
---------------------------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 2.04% 1,3                                     12,770,000          12,770,000
---------------------------------------------------------------------------------------------------------------------
WA Housing Finance Commission Nonprofit RRB, Judson Park Project,
Series 2004A, 2% 1                                                                     10,200,000          10,200,000
                                                                                                      ---------------
                                                                                                           35,470,000

---------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
Kanawha Cnty., WV IDV RRB, Kroger Co., Series 2004-A, 2.09% 1                           4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, Kroger Co., Series 2004-B, 2.09% 1                           6,850,000           6,850,000
---------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, Kroger Co., Series 2004, 2.09% 1                                     3,100,000           3,100,000
---------------------------------------------------------------------------------------------------------------------
Monogalia Cnty., WV Community Hospital Building Commission RB,
Monogalia General Hospital, Series 2002A, 2.02% 1                                       4,300,000           4,300,000
---------------------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 2.02% 1                          4,335,000           4,335,000
                                                                                                      ---------------
                                                                                                           23,085,000

---------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.5%
Appleton, WI RED Authority RRB, Fox Cities Performing Arts Center,
Series 2001B, 2.10% 1                                                                   1,000,000           1,000,000
---------------------------------------------------------------------------------------------------------------------
Green Bay, WI HAU RB, Sisters of St. Francis Project, Series 2004, 2.03% 1              4,995,000           4,995,000
---------------------------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 2%, 10/27/05                                                6,500,000           6,506,246
---------------------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition Center, 2.03% 1                    3,555,000           3,555,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Divine Savior Healthcare, Series 2002B, 2.02% 1                              400,000             400,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 2.07% 1                             3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Southwest Health Center, Inc., 2.02% 1                                     6,340,000           6,340,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Wheaton Franciscan Services, Series B, 1.98% 1                            17,750,000          17,750,000
                                                                                                      ---------------
                                                                                                           43,546,246

---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.1%
District of Columbia GOUN, 2.03% 1,3                                                    1,880,000           1,880,000
---------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--5.2%
Class B RB Certificates Trust, Series 2004-1, 2.34% 1,3                                 3,740,000           3,740,000
---------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 2.14% 1,3                         85,050,000          85,050,000
                                                                                                      ---------------
                                                                                                           88,790,000

---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts, Series 246, 2% 1,3                     1,750,000           1,750,000

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,697,669,056)                                            99.3%      1,697,669,056
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               0.7          11,314,114
                                                                                    ---------------------------------
NET ASSETS                                                                                  100.0%    $ 1,708,983,170
                                                                                    =================================


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA            Airport Authority

AAMC          ABN AMRO Munitops Certificates

ABAG          Association of Bay Area Governments

BANs          Bond Anticipation Nts.

BOE           Board of Education

CD            Commercial Development

CMWLTH        Commonwealth

COP           Certificates of Participation

DA            Dormitory Authority

DAU           Development Authority

DFA           Development Finance Authority

DFB           Development Finance Board

ECFA          Educational and Cultural Facilities Authority

ED            Economic Development

EDAU          Economic Development Authority

EDFAU         Economic Development Finance Authority

EDLFA         Educational Facilities Authority

ETET          Eagle Tax-Exempt Trust

FA            Facilities Authority

FAU           Finance Authority

GO            General Obligation

GOB           General Obligation Bonds

GOLB          General Obligation Ltd. Bonds

GOUN          General Obligation Unlimited Nts.

H&EFA         Health and Educational Facilities Authority

HA            Hospital Authority

HAU           Housing Authority

HCF           Health Care Facilities

HDC           Housing Development Corp.

HEAU          Higher Education Authority

HEFAU         Higher Educational Facilities Authority

HF            Health Facilities

HFA           Housing Finance Agency/Authority

HFAU          Health Facilities Authority

HFDC          Health Facilities Development Corp.

HFFAU         Health Facilities Finance Authority

HOFA          Hospital Finance Agency/Authority

HTAU          Highway & Transportation Authority

IDA           Industrial Development Agency

IDAU          Industrial Development Authority

IDV           Industrial Development

ISD           Independent School District

LGAC          Local Government Assistance Corp.

MERLOTS       Municipal Exempt Receipts Liquidity Option Tender

MH            Multifamily Housing

MPA           Municipal Power Agency

MTAU          Metropolitan Transportation Authority

NYC           New York City

NYS           New York State

PC            Pollution Control

PFFAU         Public Facilities Finance Authority

PPS           Public Power System

RA            Redevelopment Agency/Authority

RANs          Revenue Anticipation Nts.

RB            Revenue Bonds

RED           Redevelopment

REF           Refunding

RR            Resource Recovery

RRB           Revenue Refunding Bonds

RTA           Regional Transportation Authority/Agency

SCDAU         Statewide Communities Development Authority

SDI           School District

SFM           Single Family Mtg.

SGMSTR        Societe Generale, NY Branch Municipal Security Trust Receipts

SWD           Solid Waste Disposal

TANs          Tax Anticipation Nts.

TUAU          Turnpike Authority

UDC           Urban Development Corp.

USD           Unified School District

WSS           Water & Sewer System

YMCA          Young Men's Christian Association

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full principal value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,000,000 or 0.18% of the Trust's net assets as of December 31, 2004.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $3,795,000, which represents 0.22% of the Trust's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2004
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,697,669,056)--see accompanying statement of investments      $ 1,697,669,056
------------------------------------------------------------------------------------------------------------
Cash                                                                                              2,434,333
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               18,503,500
Interest                                                                                          4,906,574
Other                                                                                                78,327
                                                                                            ----------------
Total assets                                                                                  1,723,591,790

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                           14,020,396
Dividends                                                                                           292,243
Distribution and service plan fees                                                                  155,731
Transfer and shareholder servicing agent fees                                                        48,276
Shareholder communications                                                                           44,199
Trustees' compensation                                                                                9,156
Other                                                                                                38,619
                                                                                            ----------------
Total liabilities                                                                                14,608,620

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 1,708,983,170
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $ 1,709,005,158
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (21,988)
                                                                                            ----------------
NET ASSETS--applicable to 1,709,034,793 shares of beneficial interest outstanding           $ 1,708,983,170
                                                                                            ================

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                    $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest                                                                                    $    13,328,815

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                   3,849,282
------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                 1,821,588
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                       280,054
------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                           28,829
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          26,017
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                6,059
------------------------------------------------------------------------------------------------------------
Other                                                                                                95,777
                                                                                            ----------------
Total expenses                                                                                    6,107,606
Less reduction to custodian expenses                                                                (17,254)
                                                                                            ----------------
Net expenses                                                                                      6,090,352

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             7,238,463

------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                     79,830

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $     7,318,293
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                        DECEMBER 31, 2004          JUNE 30,
                                                                               (UNAUDITED)             2004
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $       7,238,463   $     6,492,424
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           79,830           (79,810)
                                                                        ------------------------------------
Net increase in net assets resulting from operations                            7,318,293         6,412,614

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                           (7,238,463)       (6,492,424)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial
interest transactions                                                         (69,223,026)      (98,384,454)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                (69,143,196)      (98,464,264)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,778,126,366     1,876,590,630
                                                                        ------------------------------------
End of period                                                           $   1,708,983,170   $ 1,778,126,366
                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                             YEAR
                                                ENDED                                                            ENDED
                                    DECEMBER 31, 2004                                                         JUNE 30,
                                          (UNAUDITED)          2004       2003          2002         2001         2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  1.00       $  1.00     $  1.00     $   1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain            -- 1,2        -- 2       .01          .01          .03          .03
Dividends and/or distributions
to shareholders                                    -- 2          -- 2      (.01)        (.01)        (.03)        (.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  1.00       $  1.00     $  1.00     $   1.00      $  1.00      $  1.00
                                              ==========================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                   0.41%         0.35%       0.69%        1.17%        3.26%        3.01%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $ 1,709       $ 1,778     $ 1,877     $  1,824      $ 1,822      $ 1,692
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)              $ 1,812       $ 1,851     $ 1,882     $  1,904      $ 1,779      $ 1,737
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            0.79%         0.35%       0.68%        1.16%        3.21%        2.94%
Total expenses                                   0.67%         0.67%       0.66%        0.69%        0.70%        0.72%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 5         N/A 5       N/A 5        N/A 5       0.69%         N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      As of December 31, 2004, the Trust had available for federal income tax purposes an estimated capital loss carryforward of $21,988 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of December 31, 2004, it is estimated that the Trust will utilize $79,830 of capital loss carryforward to offset realized capital gains. During the fiscal year ended June 30, 2004, the Trust did not utilize any capital loss carryforward.

As of June 30, 2004, the Trust had available for federal income tax purposes unused capital loss carryforwards as follows:

             EXPIRING
             --------------------------
             2008            $   22,008
             2012                79,810
                             ----------
             TOTAL           $  101,818
                             ==========


                        21 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        22 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED DECEMBER 31, 2004             YEAR ENDED JUNE 30, 2004
                                           SHARES           AMOUNT             SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------
Sold                                2,713,454,115   $ 2,713,454,115     5,127,413,724   $ 5,127,413,724
Dividends and/or
distributions reinvested                7,102,770         7,102,770         6,338,791         6,338,791
Redeemed                           (2,789,779,911)   (2,789,779,911)   (5,232,136,969)   (5,232,136,969)
                                   ---------------------------------------------------------------------
Net decrease                          (69,223,026)  $   (69,223,026)      (98,384,454)  $   (98,384,454)
                                   =====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2004, the Trust paid $275,096 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                        23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                        24 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's Form N-PX filing is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        25 | CENTENNIAL TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)